Land use right - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Land Use Right [Abstract]
Amortization expense of land use right	$ 3,200,000	$ 0
Land use right with net book value	$ 167,200,000